S000071703 [Member] Average Annual Total Returns	12 Months Ended	56 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.74%
SIFMA Municipal Swap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.68%	2.27%
BATS: Short Term Municipal Income Series
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	2.28%
Performance Inception Date		May 05, 2021
BATS: Short Term Municipal Income Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	2.27%
Performance Inception Date		May 05, 2021
BATS: Short Term Municipal Income Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	2.28%
Performance Inception Date		May 05, 2021